STATEMENT OF OPERATIONS - USD ($)		3 Months Ended		6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024
UNAUDITED CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS
General and administrative expenses	$ 5,000
Loss from operations	(5,000)
Open Market Subscription Agreement expense		$ (713,794)		$ (2,134,199)
Net loss	$ (5,000)	$ (713,794)	$ (1,420,405)	$ (2,134,199)
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - basic (in shares)	1	1		1
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - diluted (in shares)	1	1		1
Net loss per share attributable to common stockholders - basic (in dollars per share)	$ (5,000)	$ (713,794)		$ (2,134,199)
Net loss per share attributable to common stockholders - diluted (in dollars per share)	$ (5,000)	$ (713,794)		$ (2,134,199)